Employee Stock And Incentive Plan (Summary Of Nonvested Share Activity - Restricted Stock) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	207,989
Granted, Number of Share Units	17,600
Vested, Number of Share Units	(105,473)
Forfeited, Number of Share Units	(2,388)
Nonvested share units at end of period, Number of Share Units	117,728	207,989
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 18.66
Granted, Weighted Average Fair Value	$ 23.09	$ 22.21	$ 17.19
Vested, Weighted Average Fair Value	$ 18.80
Forfeited, Weighted Average Fair Value	$ 17.25
Nonvested share units at end of period, Weighted Average Fair Value	$ 19.23	$ 18.66